CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2012	$ 4,492	$ 20,891	$ (55,192)	$ (6,877)	$ (36,686)
Balance, shares at Dec. 31, 2012	8,036,698
Exercise of stock options	$ 3	(3)
Exercise of stock options, shares	5,000
Stock based compensation		39			39
Net income (loss)			(3,433)		(3,433)
Translation adjustment				(276)	(276)
Balance at Dec. 31, 2013	$ 4,495	20,927	(58,625)	(7,153)	(40,356)
Balance, shares at Dec. 31, 2013	8,041,698
Insuance of common stock	$ 12	8			$ 20
Insuance of common stock, shares	20,000
Exercise of stock options, shares
Stock based compensation		14			$ 14
Net income (loss)			1,431		1,431
Translation adjustment				(168)	(168)
Balance at Dec. 31, 2014	$ 4,507	20,949	(57,194)	(7,321)	$ (39,059)
Balance, shares at Dec. 31, 2014	8,061,698				8,061,698
Insuance of common stock	$ 1,421	318			$ 1,739
Insuance of common stock, shares	2,900,000
Exercise of stock options, shares
Net income (loss)			(4,702)		$ (4,702)
Translation adjustment				(186)	(186)
Balance at Dec. 31, 2015	$ 5,928	$ 21,267	$ (61,896)	$ (7,507)	$ (42,208)
Balance, shares at Dec. 31, 2015	10,961,698				10,961,698